                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:                  (a)

                  or fiscal year ending:    12/31/98 (b)

Is this a transition report?: (Y/N)                                           N

Is this an amendment to a previous filing? (Y/N)                              N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:   Peoples Benefit Life Insurance Company
                            Separate Account IV

     B.  File Number:       811-6144

     C.  Telephone Number:  (502) 560-3009

2.   A.  Street: 20 Moores Road
     B.  City: Frazer     C.  State: Pennsylvania   D. Zip Code: 19355  Zip Ext:
     E.  Foreign Country:                           Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)               N

4.   Is this the last filing on this form by Registrant? (Y/N)                N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)          N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?



SCREEN NUMBER:  01                          PAGE NUMBER:  01
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For period ending 12/31/98                               If filing more than one
File number 811-6144                                     Page 47, "X" box:   [_]


UNIT INVESTMENT TRUSTS

111.   A.  [/] Depositor Name:  Peoples Benefit Life Insurance Company

       B.  [/] File Number (If any):

       C.  [/] City:                   State:        Zip Code:     Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:

111.   A.  [/] Depositor Name:

       B.  [/] File Number (If any):

       C.  [/] City:                   State:        Zip Code:     Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:

112.   A.  [/] Sponsor Name:

       B.  [/] File Number (If any):

       C.  [/] City:                   State:        Zip Code:     Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:

112.   A.  [/] Sponsor Name:

       B.  [/] File Number (If any):

       C.  [/] City:                   State:        Zip Code:     Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:


SCREEN NUMBER: 55                   PAGE NUMBER:  47

For period ending 12/31/98                               If filing more than one
File number 811-6144                                     Page 48, "X" box: [_]


113.   A.  [/] Trustee Name:

       B.  [/] File Number (If any):

       C.  [/] City:                   State:        Zip Code:        Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:

113.   A.  [/] Trustee Name:

       B.  [/] File Number (If any):

       C.  [/] City:                   State:        Zip Code:        Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:

114.   A.  [/] Principal Underwriter Name: Vanguard Marketing Corporation

       B.  [/] File Number: 8-21570

       C.  [/] City:  Malvern          State: PA     Zip Code: 19355  Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:

114.   A.  [/] Principal Underwriter Name:

       B.  [/] File Number:  8-_________

       C.  [/] City:                   State:        Zip Code:        Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:

115.   A.  [/] Independent Public Accountant Name: Ernst & Young, LLP

       B.  [/] City:  Des Moines       State:  IA    Zip Code: 50309  Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:

115.   A.  [/] Independent Public Accountant Name:

       B.  [/] City:                   State:  IA    Zip Code:        Zip Ext.:

           [/] Foreign Country:                       Foreign Postal Code:


SCREEN NUMBER: 56                   PAGE NUMBER:  48

For period ending 12/31/98                               If filing more than one
File number 811-6144                                     Page 49, "X" box: [_]


116.   Family of investment companies information:

       A.  [/] Is Registrant part of a family of investment companies (Y/N)

       B.  [/] Identify the family in 10 letters:

               (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A.  [/] Is Registrant a separate account of an insurance company?

       If answer is "Y" (Yes), are any of the following types of contracts funded By the Registrant?:

       B.  [/] Variable annuity contracts? (Y/N)

       C.  [/] Scheduled premium variable life contracts? (Y/N)

       D.  [/] Flexible premium variable life contracts? (Y/N)

       E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118.   [/] State the number of series existing at the end of the period
           that had securities registered under the Securities Act of 1933   1
                                                                           -----

119.   [/] State the number of new series for which registration
           statements under the Securities Act of 1933 became effective
           during the period                                                 0
                                                                           -----

120.   [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
           ($000's omitted)                                                $ 0
                                                                           -----

121.   [/] State the number of series for which a current prospectus
           was in existence at the end of the period                         1
                                                                           -----

122.   [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
           during the current period                                         1
                                                                           -----

SCREEN NUMBER: 57                   PAGE NUMBER:  49

For period ending 12/31/98                               If filing more than one
File number 811-6144                                     Page 50, "X" box: [_]


123.   [/]  State the total value of the additional units
            considered in answering item 122 ($000's omitted)         $1,962,069

124.   [/]  State the total value of units of prior series that
            were placed in the portfolios of subsequent series
            during the current period (the value of these units is
            to be measured on the date they were placed in the
            subsequent series) ($000's omitted)                       $

125.   [/]  State the total dollar amount of sales loads collected
            (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
            sale of units of all series of Registrant ($000's
            omitted)                                                  $

126.   Of the amount shown in item 125, state the total dollar
       amount of sales loads collected from secondary market
       operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
       portfolio of a subsequent series.) ($000's omitted)            $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                              Number of             Total Assets          Total Income
                                                              Series                ($000's               Distributions
                                                              Investing             omitted)              ($000's omitted)
                                                              --------------        ----------------      -------------------
A.       U.S. Treasury direct issue                                                 $                     $

B.       U.S. Government agency                                                     $                     $

C.       State and municipal tax-free                                               $                     $

D.       Public utility debt                                                        $                     $

E.       Brokers or dealers debt or debt of
         broker's or dealer's parent                                                $                     $

F.       All other corporate intermed. & long-
         term debt                                                                  $                     $

G.       All other corporate short-term debt                                        $                     $

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                                           $                     $

I.       Investment company equity securities                                       $                     $

J.       All other equity securities                          1                     $4,230,750            $97,386

K.       Other securities                                                           $                     $

L.       Total assets of all series of registrant             1                     $4,230,750            $97,386



SCREEN NUMBER: 58                   PAGE NUMBER :50
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For period ending 12/31/98                               If filing more than one
File number 811-6144                                     Page 51, "X" box: [_]


128.  [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

      [If answer is "N" (No), go to item 131.]

129.  [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

      [If answer is "N" (No), go to item 131.]

130   [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
           item 129 derived from insurance or guarantees?  (Y/N)

131.  Total expenses incurred by all series of Registrant during
      the current reporting period ($000's omitted)                      $13,827

132.  [/]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-__________      811-__________      811-__________     811-__________

      811-__________      811-__________      811-__________     811-__________

      811-__________      811-__________      811-__________     811-__________

      811-__________      811-__________      811-__________     811-__________

      811-__________      811-__________      811-__________     811-__________

      811-__________      811-__________      811-__________     811-__________

      811-__________      811-__________      811-__________     811-__________

      811-__________      811-__________      811-__________     811-__________

      811-__________      811-__________      811-__________     811-__________



SCREEN NUMBER:  59                          PAGE NUMBER:  51

     This report is signed on behalf of the registrant (or depositor or trustee).


City of: Louisville         State of: Kentucky          Date: February 26, 1999

     Name of Registrant, Depositor, or Trustee: Peoples Benefit Life Insurance Company Separate Account IV


Witness: /s/  Michele A. Zabel          By: /s/ Gregory E. Miller-Breetz
         -------------------------          --------------------------------
                                                Assistant Secretary